                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22673

                           PIMCO Dynamic Income Fund
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: March 31

          Date of reporting period: July 1, 2013 through June 30, 2014

ITEM 1.  PROXY VOTING RECORD

Registrant : PIMCO Dynamic Income Fund

Fund Name : PIMCO Dynamic Income Fund


________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0330903401        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees















________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0330906685        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees


________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0330906925        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees










________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0330907576        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees


________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0330907659        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees










________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0332617215        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees


________________________________________________________________________________
DIVERSITY FUNDING NO.1 LTD
Ticker     Security ID:             Meeting Date          Meeting Status
           ISIN XS0332618296        07/12/2013            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorise Note Trustee   Mgmt       For        For        For
            to Direct the Security
            Trustee to Execute and
            Provide the Letter of
            Consent to Issuer and
            Mortgages Trustee and
            to Execute the Deed of
            Release and Deed of
            Accession; Waive All
            Formalities; Discharge
            All Liabilities of the
            Trustees

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              PIMCO Dynamic Income Fund

By (Signature and Title)*: /s/ Julian F. Sluyters
                           ---------------------------------
                           Name: Julian F. Sluyters
                           Title: President and Chief Executive Officer

Date: August 27, 2014

* Print the name and title of each signing officer under his or her signature.